Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.6%
ISRAEL — 2.2%
JFrog Ltd.*	2,796	$61,820
UNITED STATES — 95.4%
Adaptimmune Therapeutics PLC ADR*	10,551	11,342
AeroVironment, Inc.*	1,085	90,446
Ambarella, Inc.*	1,064	59,776
American Well Corp., Class A *	8,246	29,603
Avalara, Inc.*	387	35,527
Axon Enterprise, Inc.*	998	115,519
Bandwidth, Inc., Class A *	958	11,400
Benefitfocus, Inc.*	4,257	27,032
Berkeley Lights, Inc.*	2,428	6,944
Blackline, Inc.*	1,323	79,248
Calix, Inc.*	832	50,869
Cardlytics, Inc.*	2,911	27,363
Cargurus, Inc.*	2,532	35,879
CEVA, Inc.*	1,135	29,771
Chegg, Inc.*	1,784	37,589
Codexis, Inc.*	6,648	40,287
CS Disco, Inc.*	2,885	28,850
CyberArk Software Ltd.*	757	113,505
Denali Therapeutics, Inc.*	1,031	31,641
Digimarc Corp.*	1,494	20,244
Doximity, Inc., Class A *	1,379	41,673
Everbridge, Inc.*	1,165	35,975
EverQuote, Inc., Class A *	4,742	32,341
Expensify, Inc., Class A *	2,416	35,950
Fiverr International Ltd.*	1,382	42,275
Freshpet, Inc.*	655	32,809
HashiCorp, Inc., Class A *	1,108	35,667
IPG Photonics Corp.*	557	46,983
iRobot Corp.*	1,136	63,991
LendingTree, Inc.*	570	13,600
LiveRamp Holdings, Inc.*	3,047	55,334
Novanta, Inc.*	616	71,240
Novocure Ltd.*	1,251	95,051
Pacira BioSciences, Inc.*	1,707	90,795
Precision BioSciences, Inc.*	4,774	6,206
Progyny, Inc.*	1,068	39,580
Q2 Holdings, Inc.*	1,442	46,432
Quanterix Corp.*	2,370	26,117
Redfin Corp.*	1,738	10,150
Rubius Therapeutics, Inc.*	2,398	1,040
Schrodinger, Inc.*	1,581	39,493
Shockwave Medical, Inc.*	198	55,058
Sprout Social, Inc., Class A *	1,869	113,411
STAAR Surgical Co.*	1,282	90,445
Stitch Fix, Inc., Class A *	2,755	10,882
Stratasys Ltd.*	2,122	30,578
Sutro Biopharma, Inc.*	5,929	32,906
Tabula Rasa HealthCare, Inc.*	2,495	11,976
Tandem Diabetes Care, Inc.*	892	42,682
Teladoc Health, Inc.*	720	18,252
TransMedics Group, Inc.*	2,699	112,656
Trupanion, Inc.*	1,448	86,055
Twist Bioscience Corp.*	1,230	43,345
Upwork, Inc.*	4,732	64,450
Varonis Systems, Inc.*	1,719	45,588
Veeco Instruments, Inc.*	2,351	43,070

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
UNITED STATES (continued)
Xencor, Inc.*	2,452	$63,703
Zuora, Inc., Class A *	8,556	63,143
		2,673,737
TOTAL INVESTMENTS — 97.6% (cost $3,596,129)		$2,735,557
Other assets less liabilities — 2.4%		68,016
NET ASSETS — 100.0%		$2,803,573

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford U.S. Discovery Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,735,557	$–	$–	$2,735,557
Total	$2,735,557	$–	$–	$2,735,557

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.